UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10491
                                                     ---------------------

                         Nuveen Real Estate Income Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31st
                                           ------------------

                  Date of reporting period: April 30th
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT April 30, 2003

                                Nuveen
                            Closed-End
                       Exchange-Traded
                                 Funds

                                        NUVEEN
                                        REAL ESTATE
                                        INCOME FUND
                                        JRS

PHOTO OF: WOMAN AND GIRL LOOKING AT A STARFISH.
PHOTO OF: CHILD PLAYING VIOLIN.

                   HIGH CURRENT INCOME
                   FROM A PORTFOLIO OF
                COMMERCIAL REAL ESTATE
                           INVESTMENTS

                                                        Logo: NUVEEN Investments

FASTER INFORMATION
  RECEIVE YOUR
        NUVEEN FUND REPORT
            ELECTRONICALLY

By registering for electronic delivery, you will receive an e-mail as soon as your Nuveen Fund information is available. Click on the link and you will be taken directly to the report. Your Fund report can be viewed and saved on your computer. Your report will arrive faster via e-mail than by traditional mail.

Registering is easy and only takes a few minutes (see instructions at right).


SOME COMMON CONCERNS:

WILL MY E-MAIL ADDRESS BE DISTRIBUTED TO OTHER COMPANIES?

No, your e-mail address is strictly confidential and will not be used for anything other than notification of shareholder information.

WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.


IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.INVESTORDELIVERY.COM

2 Refer to the address sheet that accompanied this report. Enter the personal 13-CHARACTER ENROLLMENT NUMBER imprinted near your name.

3 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen. Once there, enter your e-mail address (e.g. yourID@providerID.com), and a personal, 4-digit PIN number of your choice. (Pick a number that's easy to remember.)

4 Click Submit. Confirm the information you just entered is correct, then click Submit again.

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     back through these steps to make sure all the information is correct.

6 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

                                                        Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: "NO ONE KNOWS WHAT THE FUTURE WILL BRING, WHICH IS WHY WE THINK A
WELL-BALANCED PORTFOLIO ..... IS AN IMPORTANT COMPONENT IN ACHIEVING YOUR
LONG-TERM FINANCIAL GOALS."


Dear
  SHAREHOLDER

Once again, I am pleased to report that over the most recent reporting period your Fund continued to provide you with attractive monthly income. For more specific information about the performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

With interest rates at historically low levels, many have begun to wonder how real estate investments will perform if interest rates begin to rise. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional is an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that a real estate investment like your Fund can be an important building block in a portfolio crafted to perform well through a variety of market conditions.

I'd also like to direct your attention to the inside front cover of this report, which explains the quick and easy process to begin receiving Fund reports like this via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

June 16, 2003

Nuveen Real Estate Income Fund
(JRS)

Manager's
     PERSPECTIVE

The Fund is managed by a team of real estate investment professionals at Security Capital Research & Management Incorporated, a wholly-owned subsidiary of General Electric Capital Services, Inc. Tony Manno and Ken Statz, who each have more than 21 years' experience in managing real estate investments, lead the team. Here they review the economic environment and performance of the Fund.



WHAT WERE THE MAJOR ECONOMIC DRIVERS OF THE REAL ESTATE AND REIT MARKETS DURING THE TWELVE-MONTH PERIOD ENDED APRIL 30, 2003?

During this reporting period, there was a continuation, and in some cases a sharpening, of several existing general trends and conditions. These included a sluggish U.S. economy, a historically low interest rate environment and a general sense of investor wariness brought on by corporate and securities industry scandals, geopolitical uncertainties and global health issues.

In our opinion, all of these factors combined to enhance the desirability and prominence of real estate assets in the portfolios of all types of investors. Indeed, the period ended April 30, 2003, was noteworthy for its very active and liquid market for private real estate assets, as well as a steady flow of capital into the publicly traded securities of REITs and other real estate operating companies ("REOCs").

At the same time, many of the economic forces that drove the public and private real estate investment markets also led to a difficult environment for real estate operators. The absence of a strong, sustained economic recovery continued to dampen the demand for most types of real estate space. With the notable exceptions of malls and shopping centers, this has led to further declines in occupancy levels and, in turn, to downward pressure on rents for newly signed leases. None of this came as a surprise to many industry observers, since real estate fundamentals often lag changes in the macro-economy. However, these effects were unevenly distributed among the major property categories:

o Apartment rentals continued to face sluggish demand due to a weak job market and heightened competition from home-ownership brought on by low mortgage rates. Compounding matters, construction of new units nationwide has continued at a relatively fast pace, leaving many operators with little choice but to compete aggressively on price.

o Office rents and occupancy levels also remained under pressure due to stagnant demand. Industries that typically employ office workers and need office space have not been adding significantly to their payrolls.

o Bucking this trend, shopping malls and other types of retail centers remained a beacon of strength. Leasing activity in these sectors was bolstered by a sustained consumer appetite for goods, and by retailers' continued demand for new stores. The strength of this sector also has helped it absorb some major chain store closures (KMart is the notable example).

WHAT WERE THE KEY STRATEGIES AND TACTICS USED TO MANAGE JRS OVER THE PERIOD ENDED APRIL 30, 2003?

During the reporting period, we continued to focus on those preferred and common securities that we believed were best positioned to generate sustainable income and potential price appreciation. In managing the portfolio, we sought to structure as diversified a portfolio as possible while taking into account company credit quality issues, sector and geographic exposure and security-type allocations. Every decision was based on a multi-layered analysis of the company, the real estate it owns, its management, and the relative price of the security.

One important tool we employed in attempting to manage JRS for income and long-term capital appreciation was the ability to shift the portfolio's allocation between preferred and common stocks based upon the relative attractiveness of these two distinct markets. As of October 31, 2002, the portfolio was split nearly evenly between preferred and common stock (48% and 52%, respectively, excluding cash equivalents). Such an allocation had been achieved to take advantage of the relative value and inherent stability of preferreds during a deteriorating market environment. Gradually, as market pricing mechanisms adjusted over the subsequent six months, we tilted the portfolio moderately toward common stocks. As of April 30, 2003, the portfolio allocations were 41% preferred and 59% common stock (excluding cash equivalents). This shift was principally undertaken to exploit specific emergent opportunities among common stocks, and in recognition that many preferred securities had reached or exceeded our target valuations. It also exemplified the value of having such security-type flexibility - over this six month period, many widely followed real estate common stock benchmarks handily outperformed those measuring real estate preferreds.

WERE THERE ANY SPECIFIC AREAS OR TYPES OF PROPERTIES YOU FOCUSED ON IN
PARTICULAR?

Throughout the reporting period, we believed the portfolio was well diversified by property type, geography, and issuer, and that this diversification dampened the Fund's exposure to an adverse event that might affect one or a small group of issuers. Here again, JRS's ability to invest in preferred securities allowed us to capture attractive cash flows by assuming a priority position in the capital structure of cyclically depressed property types and issuers. A good example of how this flexibility benefited JRS was our investment in apartment companies, many of which, as mentioned, were under significant operating stress. By adjusting the Fund's allocation to apartments mainly through preferred stock holdings - which ranged between 57% and 79% of the allocation - we were able to be much more selective in our common stock investments, and still participate commensurately in the cash flows of this important component of the real estate industry. A similar strategy was employed for office companies (38% to 48% of the portfolio's office allocation is in preferreds) and hotels (100% in preferreds). We believe this extra layer of strategic flexibility enabled us to better diversify the portfolio by property type and issuer, without adding undue risks.

HOW DID THE FUND PERFORM OVER THE TWELVE MONTHS ENDED APRIL 30, 2003?

For the twelve months ended April 30, 2003, the Fund produced a 5.52% total return on net asset value. This compares with a -1.53% return over the same period for the Wilshire Real Estate Securities Index, an unmanaged index comprised of publicly-traded REITs and REOCs.

A significant portion of the performance difference between the Fund and this index is explained by the Fund's active program of investing in preferred stocks, which are not included in the index.

Over the twelve-month period, the Fund raised its regular monthly dividend, and, as of April 30, 2003, it continued to trade at a premium to its net asset value.

WHAT IS YOUR OUTLOOK FOR THE REAL ESTATE MARKETS AND THE FUND?

Our current outlook is for continued occupancy weakness among office and hotel companies, gradual improvement in occupancy rates for the more cyclically sensitive apartment companies, and strong occupancy and rental rate levels for retail oriented properties. With a small handful of exceptions, we believe the companies in the real estate industry generally are healthy, and we expect the industry to emerge from any current operating weakness poised to grow if and when the overall economy begins to expand.

We expect to continue managing JRS for both income and capital appreciation by adjusting, as needed, the allocations between common and preferred securities. After a sustained period of economic weakness during which an income-focused strategy has been appropriate, we are watching closely for, and are prepared to act on, signs of a shift in the overall economy from weakness to moderate growth. This may lead to a scenario in which common stocks of well positioned companies begin to look more attractive to us.

Overall, we believe JRS currently is well positioned, and that the Fund continues to offer investors opportunities for strong returns and portfolio diversification.

Nuveen Real Estate Income Fund

Performance
   OVERVIEW As of April 30, 2003



JRS

PORTFOLIO STATISTICS
--------------------------------------------------
Share Price                                 $15.94
--------------------------------------------------
Common Share Net Asset Value                $14.89
--------------------------------------------------
Net Assets Attributable to
Common Shares ($000)                      $418,554
--------------------------------------------------

TOP 5 COMMON                            % OF TOTAL
STOCK HOLDINGS                         INVESTMENTS
--------------------------------------------------
Mack-Cali Realty Corporation                  7.1%
--------------------------------------------------
The Macerich Company                          5.7%
--------------------------------------------------
Arden Realty, Inc.                            5.5%
--------------------------------------------------
HRPTProperties Trust                          5.5%
--------------------------------------------------
First Industrial Realty Trust, Inc.           4.1%
--------------------------------------------------

TOP 5 PREFERRED                         % OF TOTAL
STOCK HOLDINGS                         INVESTMENTS
--------------------------------------------------
Crescent Real Estate Equities Company         7.3%
--------------------------------------------------
Apartment Investment & Management
Company                                       4.5%
--------------------------------------------------
Home Properties of New York, Inc.             4.4%
--------------------------------------------------
Federal Realty Investment Trust               3.6%
--------------------------------------------------
LaSalle Hotel Properties                      2.7%
--------------------------------------------------

                                        % OF TOTAL
TOP 5 SECTORS                          INVESTMENTS
--------------------------------------------------
Office                                       38.5%
--------------------------------------------------
Retail                                       25.4%
--------------------------------------------------
Multifamily                                  15.9%
--------------------------------------------------
Healthcare                                    8.1%
--------------------------------------------------
Industrial                                    6.3%
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/01)
--------------------------------------------------
                             MARKET            NAV
--------------------------------------------------
1-Year                         9.59%         5.52%
--------------------------------------------------
Since Inception               13.47%        11.97%
--------------------------------------------------

Bar Chart:
2002-2003 MONTHLY TAX-FREE DIVIDENDS PER SHARE1
5/02                       0.1125
6/02                       0.1125
7/02                       0.1125
8/02                       0.1125
9/02                       0.115
10/02                      0.115
11/02                      0.115
12/02                      0.115
1/03                       0.115
2/03                       0.115
3/03                       0.115
4/03                       0.115


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/02                     15.96
                           16
                           15.9
                           15.84
                           16
                           16.02
                           16.16
                           16.18
                           16.02
                           16.14
                           15.85
                           15.05
                           14.99
                           15.53
                           15.52
                           15.85
                           15.62
                           16
                           16.2
                           16.13
                           15.85
                           15.92
                           15.78
                           14.45
                           14.69
                           14.31
                           14.57
                           15.1
                           15.12
                           14.89
                           14.92
                           15.05
                           14.88
                           14.92
                           15.02
                           15.31
                           15.2
                           15.15
                           15.29
                           15.37
                           15.4
                           15.25
                           15.59
                           15.67
                           15.71
                           15.35
                           15.55
                           15.56
                           15.99
                           16
                           15.88
4/30/03                    15.77

PORTFOLIO HOLDINGS BY TYPE OF INVESTMENT
(AS A % OF TOTAL INVESTMENTS)
Common Stocks              58%
Preferred Stocks           41%
Short-Term Investments      1%



1 The fund also paid shareholders a net ordinary income distribution in December 2002 of $0.038 per share.

                            Nuveen Real Estate Income Fund (JRS)
                            Portfolio of
                                    INVESTMENTS April 30, 2003 (Unaudited)
                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COMMON STOCKS - 83.5% - (58.0% OF TOTAL INVESTMENTS)

                HEALTHCARE - 10.8%

    1,672,300   Nationwide Health Properties, Inc.                                                                 $     23,412,200

    1,740,300   Senior Housing Properties Trust                                                                          21,718,944

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 5.9%

      890,400   First Industrial Realty Trust, Inc.                                                                      24,895,584

------------------------------------------------------------------------------------------------------------------------------------
                MULTIFAMILY - 9.9%

      276,300   Amli Residential Properties Trust                                                                         6,255,432

      150,000   Apartment Investment & Management Company - Series A                                                      5,664,000

      385,000   Archstone-Smith Trust                                                                                     8,778,000

      516,400   Avalonbay Communities, Inc.                                                                              20,599,196

------------------------------------------------------------------------------------------------------------------------------------
                OFFICE - 34.4%

    1,388,800   Arden Realty, Inc.                                                                                       33,095,104

      374,900   Brandywine Realty Trust                                                                                   8,360,270

      114,900   Highwoods Properties, Inc.                                                                                2,326,725

    3,642,100   HRPT Properties Trust                                                                                    32,888,163

    1,351,500   Mack-Cali Realty Corporation                                                                             42,653,340

    1,305,600   Reckson Associates Realty Corporation                                                                    24,610,560

------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 22.0%

      413,800   Federal Realty Investment Trust                                                                          12,753,316

      332,800   Glimcher Realty Trust                                                                                     6,875,648

      585,000   Heritage Property Investment Trust                                                                       14,859,000

    1,044,100   The Macerich Company                                                                                     34,455,300

    1,159,400   New Plan Excel Realty Trust                                                                              23,164,812

------------------------------------------------------------------------------------------------------------------------------------
                STORAGE - 0.5%

       76,900   Public Storage, Inc.                                                                                      2,099,370
------------------------------------------------------------------------------------------------------------------------------------

                Total Common Stocks (cost $329,548,956)                                                                 349,464,964
                --------------------------------------------------------------------------------------------------------------------


                PREFERRED STOCKS - 59.0% (41.0% OF TOTAL INVESTMENTS)

                HEALTHCARE - 0.8%

       46,530   Health Care Property Investors, Inc. - Series B, 8.700%                                                   1,183,723

       32,558   Nationwide Health Properties, Inc. - Series A, 7.677%                                                     2,357,404

------------------------------------------------------------------------------------------------------------------------------------
                HOTEL - 6.0%

      360,000   Boykin Lodging Company - Series A, 10.500%                                                                9,144,000

      600,000   LaSalle Hotel Properties - Series A, 10.250%                                                             16,020,000

------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIAL - 3.1%

      497,623   PS Business Parks, Inc. - Series F, 8.750%                                                               13,172,081


                                        5


                            Nuveen Real Estate Income Fund (JRS) (continued)
                                 Portfolio of INVESTMENTS April 30, 2003 (Unaudited)

                                                                                                                             MARKET
       SHARES   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MULTIFAMILY - 13.1%

                Apartment Investment & Management Company:
       91,600    Series G, 9.375%                                                                                  $      2,450,300
       59,400    Series H, 9.500%                                                                                         1,506,978
       51,050    Series Q, 10.100%                                                                                        1,378,350
      803,500    Series R, 10.000%                                                                                       21,533,800

      970,000   Home Properties of New York, Inc. - Series F, 9.000%                                                     26,481,000

       51,300   United Dominion Realty Trust, Inc. - Series B, 8.600%                                                     1,374,327

------------------------------------------------------------------------------------------------------------------------------------
                OFFICE - 21.1%

      223,200   Alexandria Real Estate Equities, Inc. - Series B, 9.100%                                                  6,021,936

                CarrAmerica Realty Corp.:
       83,757    Series B, 8.570%                                                                                         2,127,428
      503,800    Series C, 8.550%                                                                                        12,796,520

                Crescent Real Estate Equities Company:
      835,100    Series A (Convertible), 6.750%                                                                          16,952,530
    1,050,000    Series B, 9.500%                                                                                        27,300,000

      136,500   Glenborough Realty Trust Incorporated - Series A (Convertible), 7.750%                                    3,112,200

                Highwoods Properties, Inc.:
       12,141    Series A, 8.625%                                                                                        12,319,327
       33,600    Series B, 8.000%                                                                                           808,416

      250,000   HRPT Properties Trust - Series B, 8.750%                                                                  6,502,500

------------------------------------------------------------------------------------------------------------------------------------
                RETAIL - 14.6%

      140,000   CBL & Associates Properties, Inc. - Series B, 8.750%                                                      7,567,000

                Developers Diversified Realty Corporation:
       49,000    Series C, 8.375%                                                                                         1,247,050
       96,200    Series F, 8.600%                                                                                         2,547,376
      480,000    Series G, 8.000%                                                                                        12,163,200

      816,000   Federal Realty Investment Trust - Series B, 8.500%                                                       21,868,800

      237,300   Glimcher Realty Trust - Series B, 9.250%                                                                  6,010,809

                The Mills Corp.:
      123,200    Series C, 9.000%                                                                                         3,184,720
      225,000    Series E, 8.750%                                                                                         5,625,000

       24,500   Taubman Centers, Inc. - Series A, 8.300%                                                                    608,825

------------------------------------------------------------------------------------------------------------------------------------
                STORAGE - 0.3%

                Shurgard Storage Centers, Inc.:
       30,000    Series C, 8.700%                                                                                           770,100
       24,600    Series D, 8.750%                                                                                           664,200
------------------------------------------------------------------------------------------------------------------------------------

                Total Preferred Stocks (cost $232,540,034)                                                              246,799,900
                --------------------------------------------------------------------------------------------------------------------


    PRINCIPAL
 AMOUNT (000)   DESCRIPTION(1)                                                                                                VALUE
------------------------------------------------------------------------------------------------------------------------------------

                SHORT-TERM INVESTMENTS (COST 6,028,000) - 1.4% (1.0% OF TOTAL INVESTMENTS)

$       6,028   State Street Bank Repurchase Agreement, 1.160%, dated 4/30/03 , due 5/01/03,                              6,028,000
=============    repurchase price $6,028,194, collateralized by U.S. Treasury Bonds
                --------------------------------------------------------------------------------------------------------------------

                Total Investments (cost $568,116,990) - 143.9%                                                          602,292,864
                --------------------------------------------------------------------------------------------------------------------

                Other Assets Less Liabilities - (2.8)%                                                                  (11,738,713)
                --------------------------------------------------------------------------------------------------------------------

                Taxable Auctioned Preferred Shares, at Liquidation Value - (41.1)%                                     (172,000,000)
                --------------------------------------------------------------------------------------------------------------------

                Net Assets Applicable to Common Shares - 100%                                                      $    418,554,151
                ====================================================================================================================

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.


                                 See accompanying notes to financial statements.

                                       6


                          Statement of
                               ASSETS AND LIABILITIES April 30, 2003 (Unaudited)

--------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $568,116,990)                  $ 602,292,864
Cash                                                                        954
Receivables:
   Dividends and interest                                             2,579,957
   Investments sold                                                  10,555,136
Other assets                                                              5,159
--------------------------------------------------------------------------------
      Total assets                                                  615,434,070
--------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                    14,319,000
Interest rate swaps, at value                                        10,105,240
Accrued expenses:
   Management fees                                                      287,482
   Other                                                                147,898
Taxable Auctioned Preferred share dividends payable                      20,299
--------------------------------------------------------------------------------
      Total liabilities                                              24,879,919
--------------------------------------------------------------------------------
Taxable Auctioned Preferred shares, at liquidation value          $ 172,000,000
--------------------------------------------------------------------------------
Net assets applicable to Common shares                            $ 418,554,151
================================================================================
Common shares outstanding                                            28,115,730
================================================================================
Net asset value per Common share outstanding (net assets
   applicable to Common shares, divided by Common
   shares outstanding)                                            $       14.89
================================================================================


NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
--------------------------------------------------------------------------------
Common shares, $.01 par value per share                           $     281,157
Paid-in surplus                                                     399,513,425
Undistributed (Over-distribution of) net investment income           (8,203,460)
Accumulated net realized gain from investment transactions            2,602,504
Net unrealized appreciation of investments and interest
   rate swap transactions                                            24,360,525
--------------------------------------------------------------------------------
Net assets applicable to Common shares                            $ 418,554,151
================================================================================
Authorized shares:
   Common                                                             Unlimited
   Taxable Auctioned Preferred                                        Unlimited
================================================================================

                                 See accompanying notes to financial statements.

                          Statement of
                                OPERATIONS Six Months Ended April 30, 2003
                                (Unaudited)

--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                          $ 14,671,410
Interest                                                                 44,489
--------------------------------------------------------------------------------
Total investment income                                              14,715,899
--------------------------------------------------------------------------------
EXPENSES
Management fees                                                       2,531,418
Net interest expense on interest rate swap transactions               2,107,306
Taxable Auctioned Preferred shares - auction fees                       213,232
Taxable Auctioned Preferred shares - dividend
   disbursing agent fees                                                 11,157
Shareholders' servicing agent fees and expenses                           8,203
Custodian's fees and expenses                                            62,937
Trustees' fees and expenses                                              24,810
Professional fees                                                        50,876
Shareholders' reports - printing and mailing expenses                    76,667
Stock exchange listing fees                                               2,040
Investor relations expense                                               68,296
Other expenses                                                            9,437
--------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                              5,166,379
   Custodian fee credit                                                    (285)
   Expense reimbursement                                               (846,662)
--------------------------------------------------------------------------------
Net expenses                                                          4,319,432
--------------------------------------------------------------------------------
Net investment income                                                10,396,467
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments                                    6,763,309
Change in net unrealized appreciation (depreciation)
   of investments                                                    42,607,093
Change in net unrealized appreciation (depreciation)
   of interest rate swap transactions                                  (940,488)
--------------------------------------------------------------------------------
Net gain from investments                                            48,429,914
--------------------------------------------------------------------------------
DISTRIBUTIONS TO TAXABLE AUCTIONED PREFERRED SHAREHOLDERS
From net investment income                                           (1,093,188)
From accumulated net realized gains from investments                    (93,850)
--------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Taxable Auctioned
   Preferred shareholders                                            (1,187,038)
--------------------------------------------------------------------------------
Net increase in net assets applicable to
   Common shares from operations                                   $ 57,639,343
================================================================================


                                 See accompanying notes to financial statements.

                          Statement of
                                CHANGES IN NET ASSETS (Unaudited)
                                                                                                                             FOR THE
                                                                                                                     PERIOD 11/15/01
                                                                                                                       (COMMENCEMENT
                                                                                                  SIX MONTHS ENDED    OF OPERATIONS)
                                                                                                           4/30/03  THROUGH 10/31/02
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                 $ 10,396,467     $ 28,380,355
Net realized gain from investments                                                                       6,763,309        4,692,936
Change in net unrealized appreciation (depreciation) of investments                                     42,607,093       (8,431,219)
Change in net unrealized appreciation (depreciation) of interest rate swap transactions                   (940,488)      (8,874,861)
Distributions to Taxable Auctioned Preferred shareholders:
   From net investment income                                                                           (1,093,188)      (2,527,734)
   From accumulated net realized gains from investments                                                    (93,850)        (620,986)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations                                  57,639,343       12,618,491
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                             (19,397,274)     (24,070,270)
From accumulated net realized gains from investments                                                    (1,068,203)      (7,070,702)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions to
   Common shareholders                                                                                 (20,465,477)     (31,140,972)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
 Common shares:
   Net proceeds from sale of shares                                                                             --      401,689,500
   Net proceeds from shares issued to shareholders due to reinvestment of distributions                     90,533           39,666
Taxable Auctioned Preferred shares offering costs                                                               --       (2,017,208)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from capital share transactions                      90,533      399,711,958
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares                                                  37,264,399      381,189,477
Net assets applicable to Common shares at the beginning of period                                      381,289,752          100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period                                           $418,554,151     $381,289,752
====================================================================================================================================
Undistributed (Over-distribution of) net investment income at the end of period                       $ (8,203,460)    $ (5,801,153)
====================================================================================================================================



                                 See accompanying notes to financial statements.

                                       9


                          Notes to
                                FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

Nuveen Real Estate Income Fund (the "Fund") is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's Common shares are listed on the American Stock Exchange and trade under the ticker symbol "JRS." The Fund was organized as a Massachusetts business trust on August 27, 2001.

Prior to the commencement of operations, the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Institutional Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), and the recording of the organizational expenses ($15,000) and their reimbursement by Nuveen Investments, LLC (formerly, Nuveen Investments), also a wholly owned subsidiary of Nuveen Investments, Inc.

The Fund seeks to provide high current income by investing primarily in a portfolio of income-producing common stocks, preferred stocks, convertible preferred stocks and debt securities issued by real estate companies, such as Real Estate Investment Trusts ("REITs").

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation
Securities are valued at the last sales price on the securities exchange or Nasdaq on which such securities are primarily traded. Securities traded on a securities exchange or Nasdaq for which there are no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the mean of the closing bid and asked price. Effective April 14, 2003, the Fund began pricing securities traded on Nasdaq at the Nasdaq Official Closing Price. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Trustees of the Fund, or its designee, may establish a fair value for the security. Short-term securities are valued at amortized cost, which approximates market value.

Because the Fund may invest a substantial portion of its assets in REITs, the Fund may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method.

Investment Income
Dividend income is recorded on the ex-dividend date. Interest income is determined on an accrual basis (see Dividends and Distributions to Common Shareholders for REIT income recognition policy).

Income Taxes
The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions to Common Shareholders
Dividends to Common shareholders are declared and paid monthly. The Fund's policy is to pass through to its shareholders, each month, substantially all REIT distributions it receives, together with other operating income less operating expenses. REIT distributions received by the Fund are generally comprised of investment income, long-term and short-term capital gains, and a return of REIT capital. The actual character of amounts received during the period is not known until after both the fiscal and calendar year ends. For the twelve months ended December 31, 2002, the character of distributions to the Fund from REITs was 71.47% ordinary income, 12.21% long-term and short-term capital gains, and 16.32% return of REIT capital.

The Fund applies a percentage estimate, such as those shown above, or uses a similar estimation of the breakdown of income type, to its receipts from REITs and treats as income in the Statement of Operations only the amount of ordinary income so calculated. The Fund adjusts that estimated breakdown of income type (and consequently its net investment income) as necessary early in the following calendar year when REITs inform their shareholders of the actual breakdown of income type.

During the period, the Fund treats each distribution to its shareholders from the portfolio REITs as being entirely from net investment income. The Fund recharacterizes those distributions as being from ordinary income, long-term and short-term capital gains, and a return of capital, if necessary, at the beginning of the subsequent calendar year, based upon the income type breakdown information conveyed at that time by the REITs whose securities are held in the Fund's portfolio. Consequently, the financial statements may reflect an over-distribution of net investment income that is at least partly attributable to the fact that, as of the date of the financial statements, some of the amounts received by the Fund from portfolio REITs, but none of the dividends paid by the Fund to shareholders from the portfolio REITs, during the current fiscal year, will have been treated as something other than ordinary income.

The Fund may also generate capital gains from trading investments in its portfolio which are distributed to shareholders not less frequently than annually. Such capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Taxable Auctioned Preferred Shares
The Fund has issued and outstanding 1,720 Series M, 1,720 Series T, 1,720 Series W and 1,720 Series F, $25,000 stated value Taxable Auctioned Preferred shares. The dividend rate on each series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period.

Interest Rate Swap Transactions
The Fund is authorized to enter into hedging transactions, including interest rate swap transactions. The Fund uses interest rate swaps with the intent to reduce or eliminate the risk that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swaps involve the Fund's agreement with the swap counterparty to pay a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment that is intended to approximate the Fund's variable rate payment obligation on Taxable Auctioned Preferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the swap. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of credit loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is to receive. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the net payment obligations under any interest rate swap transactions. Interest rate swap positions are marked to market daily. Although there are economic advantages of entering into interest rate swap transactions, there are also additional risks. The Fund helps manage the credit risks associated with interest rate swap transactions by entering into agreements only with firms the Adviser believes has the financial resources to honor its obligations, by having the Adviser continually monitor the financial stability of that swap counterparty.

At April 30, 2003, the Fund had open interest rate swap agreements with Citibank NA as follows:

                                                                                UNREALIZED
        NOTIONAL                                         TERMINATION          APPRECIATION
          AMOUNT        FIXED RATE     FLOATING RATE*           DATE        (DEPRECIATION)
------------------------------------------------------------------------------------------
     $43,000,000            4.0225%           1.3000%        2/06/05          $(1,844,091)
      43,000,000            4.8000            1.3000         2/06/07           (3,496,839)
      43,000,000            5.1900            1.3000         2/06/09           (4,474,419)
------------------------------------------------------------------------------------------
                                                                              $(9,815,349)
==========================================================================================

*Based on LIBOR (London Interbank Offered Rate)



Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Custodian Fee Credit
The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs
Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share. The Fund's share of offering costs ($843,000) were recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by the Fund in connection with its offering of Taxable Auctioned Preferred shares ($2,017,208) were recorded as a reduction to paid-in surplus.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net asset applicable to Common shares from operations during the reporting period. Significant estimates used in the preparation of the accompanying financial statements includes the valuation by a third party pricing agent of the Fund's investments at the reporting date and estimating the composition of REIT distributions received by the Fund during the reporting period. Actual amounts may differ from those estimates.

                          Notes to
                              FINANCIAL STATEMENTS (Unaudited) (continued)



2. FUND SHARES

During the six months ended April 30, 2003, 6,174 Common shares were issued to shareholders due to reinvestment of distributions.

During the period November 15, 2001 (commencement of operations) through October 31, 2002, 28,100,000 Common shares and 6,880 Taxable Auctioned Preferred shares were sold. In addition, 2,556 Common shares were issued to shareholders due to reinvestment of distributions during the period November 15, 2001 (commencement of operations) through October 31, 2002.

3. SECURITIES TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) during the six months ended April 30, 2003, aggregated $107,732,576 and $105,062,499, respectively.

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income and in recognizing certain gains and losses on security transactions.

At April 30, 2003, the cost of investments was as follows:

--------------------------------------------------------------------------------
Cost of investments                                                $571,925,080
================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments and interest rate swap transactions at April 30, 2003, were as follows:

--------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                                    $ 36,393,519
   depreciation                                                     (15,841,084)
--------------------------------------------------------------------------------
Net unrealized appreciation of investments
and interest rate swap transactions                                $ 20,552,435
================================================================================


The tax components of undistributed net investment income and net realized gains at October 31, 2002, the Fund's last fiscal year end, were as follows:

--------------------------------------------------------------------------------
Undistributed net ordinary income *                                  $2,779,707
Undistributed net long-term capital gains                                    --
================================================================================

*Net ordinary income consists of taxable income derived from dividends, interest and net short-term capital gains, if any.

The tax character of distributions paid during the period ended October 31, 2002, the Fund's last fiscal year end, were as follows:

--------------------------------------------------------------------------------
Distributions from net ordinary income *                            $25,313,542
Distributions from net long-term capital gains                      $ 5,722,287
================================================================================

*Net ordinary income consists of taxable income derived from dividends, interest and net short-term capital gains, if any.

The Fund designated as a long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended October 31, 2002, the Fund's last fiscal year end.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Fund's investment management agreement with the Adviser, the Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily managed assets of the Fund. "Managed assets" consists of the average daily net assets applicable to Common shares, assets attributable to Taxable Auctioned Preferred Shares and the principal amount of borrowings, if any.

AVERAGE DAILY MANAGED ASSETS                                      MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $500 million                                                .9000%
For the next $500 million                                                 .8750
For the next $500 million                                                 .8500
For the next $500 million                                                 .8250
For Managed Assets over $2 billion                                        .8000
================================================================================

The Adviser has agreed to waive part of its management fees or reimburse certain expenses of the Fund in an amount equal to .30% of the average daily Managed Assets for the period November 15, 2001 (commencement of operations) through November 30, 2006, .25% of the average daily Managed Assets for the year ended November 30, 2007, .20% of the average daily Managed Assets for the year ended November 30, 2008, .15% of the average daily Managed Assets for the year ended November 30, 2009, .10% of the average daily Managed Assets for the year ended November 30, 2010, and .05% of the average daily Managed Assets for the year ended November 30, 2011. The Adviser has not agreed to reimburse the Fund for any portion of its fees and expenses beyond November 30, 2011.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into a Sub-Advisory Agreement with Security Capital Research & Management Incorporated ("Security Capital"), under which Security Capital manages the investment portfolio of the Fund. Security Capital is compensated for its services to the Fund from the management fee paid to the Adviser.

The Fund pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Fund declared a dividend distribution of $.1150 per Common share which was paid on June 2, 2003, to shareholders of record on May 15, 2003.

                          Financial
                                 HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                    Investment Operations                                   Less Distributions
                               ----------------------------------------------------------------     --------------------------------
                                                         Distributions   Distributions
                                                              from Net            from
                                                            Investment         Capital
                                                             Income to        Gains to                     Net
                   Beginning                        Net        Taxable         Taxable              Investment      Capital
                      Common                  Realized/      Auctioned       Auctioned               Income to     Gains to
                       Share          Net    Unrealized      Preferred       Preferred                  Common       Common
                   Net Asset   Investment    Investment         Share-          Share-                  Share-       Share-
                       Value       Income   Gain (Loss)        holders+        holders+   Total        holders      holders    Total
====================================================================================================================================
Year Ended 10/31:
2003(b)               $13.56       $ .37        $1.73          $ (.04)            $--     $2.06        $ (.69)       $(.04)  $ (.73)
2002(a)                14.33        1.01         (.46)           (.09)             --       .46         (1.13)          --    (1.13)
====================================================================================================================================

                                                                Total Returns
                                                             -------------------
                          Offering
                         Costs and
                           Taxable                                         Based
                         Auctioned       Ending                               on
                         Preferred       Common               Based       Common
                             Share        Share    Ending        on    Share Net
                      Underwriting    Net Asset    Market    Market        Asset
                         Discounts        Value     Value     Value**      Value**
==================================================================================
Year Ended 10/31:
2003(b)                     $  --       $14.89    $15.94     16.24%       15.43%
2002(a)                      (.10)       13.56     14.40      3.30         2.09
==================================================================================

                                                     Ratios/Supplemental Data
                   -----------------------------------------------------------------------------------------------
                                     Before Credit/Reimbursement       After Credit/Reimbursement***
                                   -----------------------------      -------------------------------
                                                    Ratio of Net                       Ratio of Net
                                     Ratio of         Investment        Ratio of         Investment
                        Ending       Expenses          Income to        Expenses          Income to
                           Net     to Average            Average      to Average            Average
                        Assets     Net Assets         Net Assets      Net Assets         Net Assets
                    Applicable     Applicable         Applicable      Applicable         Applicable      Portfolio
                     to Common      to Common          to Common       to Common          to Common       Turnover
                   Shares (000)        Shares++           Shares++        Shares++           Shares++         Rate
==================================================================================================================
Year Ended 10/31:
2003(b)               $418,554          2.62%*             4.85%*          2.19%*             5.28%*           18%
2002(a)                381,290          2.12*              6.71*           1.72*              7.11*            37
==================================================================================================================

                         Cumulative Taxable Auctioned
                          Preferred at End of Period
                    ---------------------------------------
                     Aggregate    Liquidation
                        Amount     and Market         Asset
                   Outstanding          Value      Coverage
                          (000)     Per Share     Per Share
===========================================================
Year Ended 10/31:
2003(b)               $172,000        $25,000       $85,836
2002(a)                172,000         25,000        80,420
===========================================================

*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to Taxable Auctioned
     Preferred shareholders; income ratios reflect income earned on assets attributable to Taxable Auctioned Preferred shares. Each Ratio of Expenses to Average Net Assets Applicable to Common shares and each Ratio of Net
     Investment Income to Average Net Assets Applicable to Common Shares
     includes the effect of the net interest expense paid on interest rate swap transactions as follows:
     2003(b)   1.07*
     2002(a)    .68*
(a)  For the period November 15, 2001 (commencement of operations) through
     October 31, 2002.
(b)  For the six months ended April 30, 2003.



                                 See accompanying notes to financial statements.

                                  14-15 Spread

                Build Your Wealth
                       AUTOMATICALLY

SIDEBAR TEXT: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value per share or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                Fund
                  INFORMATION

BOARD OF TRUSTEES
James E. Bacon
William E. Bennett
JackB. Evans
William L. Kissick
Thomas E. Leafstrand
Timothy R. Schwertfeger
Sheila W. Wellington

FUND MANAGER
Nuveen Institutional
Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL

--------
The Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the six-month period ended April 30, 2003. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                Serving Investors
                          FOR GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $80 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com


                                                                     ESA-F-0403D

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Real Estate Income Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date July 8, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date July 8, 2003
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By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date July 8, 2003
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* Print the name and title of each signing officer under his or her signature.